TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables from dor and concentrate sales	$ 20,761	$ 26,702
Advances and other receivables	8,248	4,332
Value added tax receivables	45,352	68,950
Trade and other receivables	74,361	99,984
Non-current value added tax receivables	7,700	28,400
Seguela
Trade and other receivables
Value added tax receivables	30,900	22,200
Lindero
Trade and other receivables
Value added tax receivables	11,900	20,400
Yaramoko
Trade and other receivables
Value added tax receivables		20,600
San Jose
Trade and other receivables
Value added tax receivables		4,300
Argentina
Trade and other receivables
Foreign exchange gain	$ 1,300	$ 9,700